OTHER COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
OTHER COMMITMENTS AND CONTINGENCIES	OTHER COMMITMENTS AND CONTINGENCIES
The book value of our Vessels secured under long-term loans was as follows:

	Successor	Successor
(in thousands of $)	June 30, 2023	December 31, 2022
Carrying value of vessels secured against long-term loans	1,733,042	1,893,116

Legal proceedings and claims

We may, from time to time, be involved in legal proceedings and claims that arise in the ordinary course of business. A contingent liability will be recognized in the financial statements only where we believe that a liability will be probable and for which the amounts are reasonably estimable, based upon the facts known prior to the issuance of the financial statements.

Security interest
With effect from April 15, 2021, a financial institution held a second priority security interest in the Golar Frost. This security interest was released in March 2022, which is related to a legacy Golar claim that was subsequently settled by Golar in April 2022.